FPA Crescent Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 2.0%
	CONVERTIBLE BONDS — 0.3%
	Delivery Hero AG
$1,600,000	1.500%, 1/15/2028	$1,725,661
25,100,000	3.250%, 2/21/2030	27,008,058
	Wayfair, Inc.
4,278,000	1.000%, 8/15/2026	4,021,320
	TOTAL CONVERTIBLE BONDS
	(Cost $34,039,761)	32,755,039
	CORPORATE BANK DEBT — 0.5%
	Cornerstone OnDemand, Inc.
2,480,536	7.711% (1-Month Term SOFR+375 basis points), 10/16/2028(a),(b),(c)	1,827,336
	Lealand Finance Company B.V. Senior Exit LC
21,844,968	3.500%, 6/30/2027(a),(b),(c),(d),(e),(f),(g)	(5,024,342)
	Lealand Reficar LC Term Loan
602,758	11.461% (3-Month Term SOFR+750 basis points), 6/30/2027(a),(b),(c),(d),(e),(f),(h)	506,317
	McDermott LC
26,500,921	7.993% (3-Month Term SOFR+426.16 basis points), 6/30/2027(a),(b),(c),(d),(e),(f)	20,405,709
	McDermott Technology Americas, Inc.
1,074,221	6.782% (1-Month Term SOFR+300 basis points), 6/30/2027(a),(b),(c),(d),(f)	880,861
40,900,720	7.782% (1-Month Term SOFR+400 basis points), 12/31/2027(a),(b),(c),(d),(f),(h)	33,538,590
	Vision Solutions, Inc.
2,480,106	7.929% (3-Month Term SOFR+400 basis points), 4/24/2028(a),(b),(c)	1,897,281
	TOTAL CORPORATE BANK DEBT
	(Cost $74,491,947)	54,031,752
	CORPORATE BONDS — 1.2%
	COMMUNICATIONS — 1.0%
	EchoStar Corp.
33,209,948	3.875%, 11/30/2030	118,629,255
	FINANCIALS — 0.2%
	Charles Schwab Corp.
18,976,000	4.000% (USD 5 Year Tsy+316.8 basis points)(c),(i)	18,696,044
2,588,000	5.000% (3-Month USD Libor+257.5 basis points)(c),(i)	2,545,945
	Vornado Realty LP
8,623,000	2.150%, 6/1/2026	8,564,191
		29,806,180
	TOTAL CORPORATE BONDS
	(Cost $57,371,636)	148,435,435
	TOTAL BONDS & DEBENTURES
	(Cost $165,903,344)	235,222,226

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 0.0%
4,756,180	Altegrity, Inc.(b),(f)	$5,469,607
	TOTAL CLOSED-END FUNDS
	(Cost $0)	5,469,607
	COMMON STOCKS — 58.9%
	AEROSPACE & DEFENSE — 1.5%
544,912	Safran S.A.	178,303,810
	APPAREL & TEXTILE PRODUCTS — 0.6%
395,110	Cie Financiere Richemont S.A. - Class A	69,763,055
	ASSET MANAGEMENT — 0.7%
283,826	LPL Financial Holdings, Inc.	85,383,375
457,176	Pershing Square Tontine Holdings Ltd.(b),(f)	—
		85,383,375
	BANKING — 2.2%
1,953,442	Citigroup, Inc.	221,539,857
539,804	Wells Fargo & Co.	42,973,797
		264,513,654
	BEVERAGES — 4.3%
3,088,974	Heineken Holding N.V.	219,821,629
5,885,188	JDE Peet's N.V.	217,470,349
1,008,624	Pernod Ricard S.A.	75,000,031
		512,292,009
	BIOTECH & PHARMA — 0.5%
465,134	Merck KGaA	59,094,597
	CABLE & SATELLITE — 2.4%
3,996,138	Comcast Corp. - Class A	114,729,122
3,266,346	Liberty Broadband Corp. - Class C*	164,297,204
		279,026,326
	CHEMICALS — 5.1%
20,235,939	Azelis Group N.V.(d)	206,349,509
640,089	IMCD N.V.	66,979,928
3,163,067	International Flavors & Fragrances, Inc.	229,480,511
15,271,100	Nippon Paint Holdings Co., Ltd.	95,758,106
		598,568,054
	COMMERCIAL SUPPORT SERVICES — 1.7%
1,656,284	Eurofins Scientific S.E.	120,852,451
1,472,802	Sodexo S.A.	75,598,899
		196,451,350
	CONSTRUCTION MATERIALS — 1.5%
1,926,741	Amrize Ltd.*	107,936,031
826,751	Holcim AG*	68,340,854
		176,276,885

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	E-COMMERCE DISCRETIONARY — 1.5%
861,595	Amazon.com, Inc.*	$179,444,391
	ELECTRIC UTILITIES — 0.1%
720,710	PG&E Corp.	12,662,875
	ELECTRICAL EQUIPMENT — 2.4%
453,500	Hirose Electric Co., Ltd.	59,369,543
1,077,405	TE Connectivity Ltd.	225,199,193
		284,568,736
	ENGINEERING & CONSTRUCTION — 1.4%
2,851,885	McDermott International, Ltd.*,(b),(d),(f)	57,037,700
608,165	Samsung C&T Corp.	106,585,791
		163,623,491
	ENTERTAINMENT CONTENT — 0.1%
33,130	Epic Games, Inc.(b),(f)	8,068,149
	FOOD — 1.4%
1,328,377	Magnum Ice Cream Co. N.V.*	19,859,236
545,298	Magnum Ice Cream Co. N.V.*	8,004,440
5,461,550	Magnum Ice Cream Co. N.V.*	80,231,508
651,117	Orion Corp.	56,338,138
		164,433,322
	HEALTH CARE FACILITIES & SVCS — 0.5%
580,243	ICON PLC*	64,209,690
	HOME CONSTRUCTION — 0.8%
2,353,218	Fortune Brands Innovations, Inc.	91,704,905
	HOUSEHOLD PRODUCTS — 0.1%
625,500	Rohto Pharmaceutical Co., Ltd.	9,608,492
39,937	Shiseido Co. Ltd.	815,922
		10,424,414
	INSTITUTIONAL FINANCIAL SVCS — 0.8%
2,277,248	Jefferies Financial Group, Inc.	93,982,025
106,310	Singapore Exchange Ltd.	1,621,771
		95,603,796
	INSURANCE — 1.4%
499,156	Aon PLC - Class A	161,117,574
	INTERNET MEDIA & SERVICES — 8.4%
1,185,801	Alphabet, Inc. - Class A	340,988,936
746,360	Alphabet, Inc. - Class C	214,100,830
440,781	Meta Platforms, Inc. - Class A	252,184,033
3,117,146	Prosus N.V.*	144,304,188
602,717	Uber Technologies, Inc.*	43,353,434
		994,931,421

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	LEISURE FACILITIES & SERVICES — 1.2%
144,835	Marriott International, Inc. - Class A	$47,371,183
719,136	Vail Resorts, Inc.	92,279,532
		139,650,715
	MACHINERY — 0.3%
1,030,420	Hoshizaki Corp.	33,171,442
	MEDICAL EQUIPMENT & DEVICES — 3.4%
4,860,289	Avantor, Inc.*	38,104,666
1,180,043	Becton, Dickinson and Co.	185,538,161
244,376	Bio-Rad Laboratories, Inc.*	68,119,810
134,470	Thermo Fisher Scientific, Inc.	66,096,039
159,710	Waters Corp.*	47,561,638
		405,420,314
	METALS & MINING — 2.1%
26,947,501	Glencore PLC*	204,101,906
4,215,343	Grupo Mexico S.A.B. de C.V.	45,138,014
		249,239,920
	OIL & GAS PRODUCERS — 0.2%
783,259	Kinder Morgan, Inc.	26,262,674
	OIL & GAS SERVICES & EQUIP — 0.6%
3,892,487	NOV, Inc.	73,217,680
	OTHER COMMON STOCK — 2.7%
—	Other Common Stock(j)	322,840,650
	REAL ESTATE OWNERS & DEVELOPERS — 0.0%
130,825	Swire Pacific Ltd. - Class A	1,429,884
	REIT — 0.9%
6,902,154	Douglas Emmett, Inc.	65,018,290
1,448,615	Vornado Realty Trust	37,649,504
		102,667,794
	RETAIL - DISCRETIONARY — 1.7%
1,845,215	CarMax, Inc.*	76,724,040
521,728	Ferguson Enterprises, Inc.	121,698,273
		198,422,313
	SEMICONDUCTORS — 4.1%
1,176,501	Analog Devices, Inc.	374,292,028
39,055	Broadcom, Inc.	12,087,913
482,460	NXP Semiconductors N.V.	94,977,076
		481,357,017
	TECHNOLOGY HARDWARE — 1.3%
382,985	Dell Technologies, Inc. - Class C	62,859,328
3,636,184	NCR Voyix Corp.*	23,017,045

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY HARDWARE (Continued)
1,157,180	Nintendo Co., Ltd.	$66,058,363
		151,934,736
	TECHNOLOGY SERVICES — 0.7%
1,354,494	LG Corp.	76,587,691
	TRANSPORTATION EQUIPMENT — 0.3%
161,611	Westinghouse Air Brake Technologies Corp.	40,388,205
	TOTAL COMMON STOCKS
	(Cost $4,576,815,116)	6,953,056,914
	EXCHANGE-TRADED FUNDS — 0.1%
—	Other Exchange-Traded Funds(j)	6,021,909
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,730,622)	6,021,909
	LIMITED PARTNERSHIPS — 1.8%
150,000	Footpath Ventures SPV IV LP(b),(f)	17,501,520
2,073,734	FPS Holdco LLC(b),(d),(f)	156,435,905
107,799	FPS Shelby Holdco I LLC(b),(d),(f)	8,894,468
22,500,000	Jett Texas LLC(b),(k)	25,722,000
1,146,250	Sound Holding FP(b),(d),(f)	—
120,000	U.S. Farming Realty Trust II LP(b),(d),(f)	475,314
	TOTAL LIMITED PARTNERSHIPS
	(Cost $98,805,380)	209,029,207
	WARRANTS — 0.0%
414,327	Electriq Power Holdings, Inc., Expiration Date: July 31, 2028*,(f)	—
316,054	MariaDB PLC, Expiration Date: December 16, 2027*,(f)	—
77,074	Ross Acquisition Corp. II, Expiration Date: September 16, 2026*,(f)	—
	TOTAL WARRANTS
	(Cost $230,012)	—
	SHORT-TERM INVESTMENTS — 36.1%
	MONEY MARKET INVESTMENTS — 0.0%
6,633,599	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.46%(l)	6,633,599

Principal Amount
	COMMERCIAL PAPER — 21.9%
	Chevron Corp.
$36,127,000	3.63%, 5/21/2026(m)	35,944,860
70,350,000	3.67%, 6/2/2026(m)	69,905,349
60,000,000	3.75%, 9/14/2026(m)	58,962,500
	Cisco Systems, Inc.
55,000,000	3.75%, 6/15/2026(m)	54,570,313
76,000,000	3.64%, 6/23/2026(m)	75,362,191

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal
Amount		Value
	COMMERCIAL PAPER (Continued)
$73,000,000	3.62%, 7/27/2026(m)	$72,141,155
76,000,000	Exxon Mobil Corp., 3.73%, 4/10/2026	75,929,130
	Johnson & Johnson Co.
126,000,000	3.58%, 6/10/2026(m)	125,122,900
115,000,000	3.68%, 7/8/2026(m)	113,847,955
104,000,000	3.60%, 7/13/2026(m)	102,928,800
	Nestle Capital
100,000,000	3.54%, 4/13/2026(m)	99,882,000
12,000,000	3.62%, 4/20/2026(m)	11,977,073
87,500,000	3.72%, 4/23/2026(m)	87,301,084
71,000,000	3.59%, 5/6/2026(m)	70,752,190
115,000,000	3.57%, 5/8/2026(m)	114,578,046
135,000,000	3.60%, 6/11/2026(m)	134,041,500
	Pepsico, Inc.
14,000,000	3.62%, 4/20/2026(m)	13,973,252
88,000,000	3.68%, 5/4/2026(m)	87,703,147
125,000,000	3.61%, 5/12/2026(m)	124,486,076
48,000,000	3.53%, 5/13/2026(m)	47,802,320
67,000,000	3.53%, 5/14/2026(m)	66,717,502
50,873,000	3.61%, 5/26/2026(m)	50,592,421
50,000,000	3.55%, 5/29/2026(m)	49,714,028
73,000,000	3.60%, 6/8/2026(m)	72,503,600
82,000,000	3.53%, 6/15/2026(m)	81,396,958
111,000,000	3.62%, 7/1/2026(m)	109,975,871
113,000,000	3.67%, 7/6/2026(m)	111,924,240
100,000,000	3.56%, 7/9/2026(m)	98,990,750
14,000,000	Procter & Gamble, 3.70%, 5/7/2026(m)	13,950,160
50,000,000	Roche Holdings, Inc., 3.57%, 4/8/2026(m)	49,964,028
	TotalEnergies Capital S.A.
50,000,000	3.75%, 4/17/2026(m)	49,916,667
50,000,000	3.78%, 5/20/2026(m)	49,742,750
	Walmart Stores, Inc.
57,000,000	3.69%, 4/14/2026(m)	56,924,048
73,000,000	3.76%, 5/5/2026(m)	72,740,769
20,000,000	3.71%, 5/7/2026(m)	19,925,800
50,000,000	Walt Disney Corp., 3.75%, 5/11/2026(m)	49,791,667
		2,581,983,100
	TREASURY BILLS — 14.2%
	U.S. Treasury Bill
87,000,000	3.67%, 4/2/2026(n)	86,991,505
179,000,000	3.61%, 4/7/2026(n)	178,893,793
100,000,000	3.65%, 4/9/2026(n)	99,920,625
77,000,000	3.66%, 4/14/2026(n)	76,899,658
124,000,000	3.66%, 4/16/2026(n)	123,815,240

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Principal Amount		Value
	TREASURY BILLS (Continued)
$90,000,000	3.62%, 5/5/2026(n)	$89,697,400
113,000,000	3.66%, 5/7/2026(n)	112,593,765
85,000,000	3.64%, 5/19/2026(n)	84,594,958
111,000,000	3.66%, 5/28/2026(n)	110,367,717
110,000,000	3.67%, 6/4/2026(n)	109,293,569
104,000,000	3.66%, 6/9/2026(n)	103,285,083
125,000,000	3.67%, 6/16/2026(n)	124,051,400
100,000,000	3.65%, 6/18/2026(n)	99,220,830
156,000,000	3.64%, 6/25/2026(n)	154,679,554
100,000,000	3.67%, 7/2/2026(n)	99,081,300
25,000,000	3.67%, 7/16/2026(n)	24,736,295
		1,678,122,692
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,266,761,451)	4,266,739,391

	TOTAL INVESTMENTS — 98.9%
	(Cost $9,110,245,925)	11,675,539,254

	Other Assets in Excess of Liabilities — 1.1%	131,345,185
	TOTAL NET ASSETS — 100.0%	$11,806,884,439

Number of Shares
	SECURITIES SOLD SHORT — (0.7)%
	COMMON STOCKS — (0.7)%
—	Other Common Stock(j)	(81,458,477)
	TOTAL COMMON STOCKS
	(Proceeds $78,245,107)	(81,458,477)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $78,245,107)	$(81,458,477)

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
(a)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

(b)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $333,636,415, which represents 2.83% of Total Net Assets.
(c)	Variable or floating rate security.
(d)	Affiliated company.
(e)	As of March 31, 2026, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(f)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(g)	All or a portion of the loan is unfunded.
(h)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash. (i)Perpetual security. Maturity date is not applicable.
(j)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks or Exchange-Traded Funds include holdings in their first year of acquisition that have not previously been publicly disclosed.
(k)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(l)	The rate is the annualized seven-day yield at period end.
(m)	Security exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,506,053,970, which represents 21.23% of Total Net Assets.
(n)	Treasury bill discount rate.

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Total Return Swaps

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Green Thumb Industries, Inc.	OBFR + 1.500%	Annual	Nomura Securities International, Inc.	8/17/2026	$13,529,857	$(296,031)	—	$(296,031)
						$(296,031)	—	$(296,031)

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Altegrity, Inc.	9/1/2021	$-	$5,469,607	0.05%
Cornerstone OnDemand, Inc., 7.711% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	2,480,536	1,827,336	0.02%
Epic Games, Inc.	6/25/2020	19,049,750	8,068,149	0.07%
Footpath Ventures SPV IV LP	9/24/2021	15,962,550	17,501,520	0.15%
FPS Holdco LLC	10/17/2018	49,268,895	156,435,905	1.32%
FPS Shelby Holdco I LLC	2/4/2020	11,073,935	8,894,468	0.08%
Jett Texas LLC	12/2/2024	22,500,000	25,722,000	0.22%
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	11/12/2019	(9,488,847)	(5,024,342)	-0.04%
Lealand Reficar LC Term Loan, 11.461% (3-Month Term SOFR+750 basis points), 6/30/2027	4/5/2024	602,758	506,317	0.00%
McDermott International, Ltd.	7/1/2020	56,700,448	57,037,700	0.48%
McDermott LC, 7.993% (3-Month Term SOFR+426.16 basis points), 6/30/2027	12/31/2020	26,500,949	20,405,709	0.17%
McDermott Technology Americas, Inc., 6.782% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	1,074,192	880,861	0.01%
McDermott Technology Americas, Inc., 7.782% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	51,051,575	33,538,590	0.28%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
Sound Holding FP	10/7/2013	-	-	0.00%
U.S. Farming Realty Trust II LP	12/24/2012	-	475,314	0.00%
Vision Solutions, Inc., 7.929% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	2,270,785	1,897,281	0.02%
		$249,047,526	$333,636,415	2.83%

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026 (Unaudited)

Affiliated Security	Shares Held as of December 31, 2025	Beginning Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value March 31, 2026	Shares as of March 31, 2026	Income from Affiliated Investments
Azelis Group N.V.	16,929,662	$184,966,854	$30,633,431	$-	$-	$-	$(9,250,776)	$-	$206,349,509	20,235,939	$-
FPS Holdco LLC	2,073,734	154,474,796	-	-	-	-	1,961,109	-	156,435,905	2,073,734	-
FPS Shelby Holdco I LLC	107,799	10,276,468	-	-	-	-	(1,382,000)	-	8,894,468	107,799	1,372,000
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027	21,844,968	(5,461,242)	-	-	-	-	436,900	-	(5,024,342)	21,844,968	195,379
Lealand Reficar LC Term Loan, 11.461% (3-Month Term SOFR+750 basis points), 6/30/2027	602,758	530,427	-	-	-	-	(24,110)	-	506,317	602,758	17,229
McDermott International, Ltd.	2,851,885	42,778,275	-	-	-	-	14,259,425	-	57,037,700	2,851,885	-
McDermott LC, 7.993% (3-Month Term SOFR+426.16 basis points), 6/30/2027	26,500,921	19,875,691	-	-	-	-	530,018	-	20,405,709	26,500,921	538,161
McDermott Technology Americas, Inc., 6.782% (1-Month Term SOFR+300 basis points), 6/30/2027	1,074,221	880,861	-	-	-	-	-	-	880,861	1,074,221	18,264
McDermott Technology Americas, Inc., 7.782% (1-Month Term SOFR+400 basis points), 12/31/2027	40,595,493	31,258,530	305,227	-	-	-	1,974,833	-	33,538,590	40,900,720	793,751
Sound Holding FP	1,146,250	-	-	-	-	-	-	-	-	1,146,250	-
U.S. Farming Realty Trust II LP	120,000	479,299	-	-	-	-	(3,985)	-	475,314	120,000	-
		$440,059,959	$30,938,658	$-	$-	$-	$8,501,414	$-	$479,500,031		$2,934,784